Capital and Reserves (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 16, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020
Statement Line Items [Line Items]
Issuance expenses		$ 7,357
Convertible debt			$ 2,500	$ 2,500	$ 2,500
Convertion into ordinary shares			1,394,922	1,394,922	1,394,922
Reverse stock split, description	The Company effected a corresponding change in the ratio of ordinary shares to each of the Company's ADSs, such that its ratio of ADSs to ordinary shares has changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The effective date of this reverse split was June 29, 2020. All options and warrants of the Company outstanding immediately prior to the reverse split were appropriately adjusted by dividing the number of ordinary shares into which the options and warrants are exercisable by 50 and multiplying the exercise price thereof by 50, as a result of the reverse split. All the figures in these financial statements relating to share capital were appropriately adjusted to reflect the above mentioned reverse split.
NIS [Member]
Statement Line Items [Line Items]
Ordinary share par value			$ 5.00	$ 5.00	$ 5.00
Bottoms of Range [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary share par value	$ 0.10
Hightest Of Range [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary share par value	$ 5.00